Business combination - Purchase price at the date of acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Allocation of the purchase price at the date of acquisition
Goodwill	$ 23,136	$ 22,607		$ 20,382
Yunwang Wulian
Allocation of the purchase price at the date of acquisition
Property and equipment			$ 17
Accrued liabilities and other payables			(798)
Shanxian Daojia
Allocation of the purchase price at the date of acquisition
Goodwill			$ 781